Interest expense and finance costs (Tables)	6 Months Ended
Jun. 30, 2015
Interest expense and finance costs [Abstract]
Interest Expense and Finance Costs
	Six Months Ended
	Jun 30, 2015	Jun 30, 2014
Interest incurred	5,386,885	3,211,597
Capitalized interest	(1,945,451)	(1,734,422)
Amortization of deferred financing charges	697,794	412,847
	4,139,228	1,890,022